Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Lease revenues:
Rental income	$ 107,777	$ 51,958	$ 41,552
Interest income from direct financing leases	15,426	10,278	9,542
Total lease revenues	123,203	62,236	51,094
Asset management revenue from affiliates	56,666	66,808	76,246
Structuring revenue from affiliates	48,355	46,831	44,525
Incentive, termination and subordinated disposition revenue from affiliates	0	52,515	0
Wholesaling revenue	19,914	11,664	11,096
Reimbursed costs from affiliates	98,245	64,829	60,023
Other real estate income	22,482	19,239	14,195
Revenues, Total	368,865	324,122	257,179
Operating Expenses
General and administrative	(144,809)	(93,684)	(73,423)
Reimbursable costs	(98,245)	(64,829)	(60,023)
Depreciation and amortization	(47,506)	(23,339)	(17,433)
Property expenses	(12,641)	(9,965)	(7,683)
Other real estate expenses	(6,170)	(6,384)	(4,574)
Impairment charge	0	1,365	(1,140)
Operating Expenses, Total	(309,371)	(196,836)	(164,276)
Other Income and Expenses
Other interest income	1,396	2,000	1,269
Income from equity investments in real estate and Managed REITs	62,392	51,228	30,992
Gain on change in control of interests	20,744	27,859	781
Other income and (expenses)	3,402	4,578	627
Interest expense	(50,290)	(21,675)	(15,539)
Other Income and Expenses, Total	37,644	63,990	18,130
Income from continuing operations before income taxes	97,138	191,276	111,033
Provision for income taxes	(6,783)	(37,214)	(25,852)
Income from continuing operations	90,355	154,062	85,181
Discontinued Operations
Income (loss) from operations of discontinued properties, net of tax	405	(703)	3,551
Gain on deconsolidation of a subsidiary	0	1,008	0
(Loss) gain on sales of real estate	(5,019)	(3,391)	460
Impairment charges	(22,962)	(11,838)	(14,241)
Loss from discontinued operations, net of tax	(27,576)	(14,924)	(10,230)
Net income	62,779	139,138	74,951
Net (income) loss attributable to non controlling interest	(607)	1,864	314
Less: Net income attributable to redeemable noncontrolling interest	(40)	(1,923)	(1,293)
Net income attributable to W. P. Carey	62,132	139,079	73,972
Basic Earnings Per Share
Income from continuing operations attributable to W. P. Carey	$ 1.88	$ 3.81	$ 2.12
Loss from discontinued operations attributable to W. P. Carey	$ (0.58)	$ (0.37)	$ (0.26)
Net income attributable to W. P. Carey	$ 1.30	$ 3.44	$ 1.86
Diluted Earnings Per Share
Income from continuing operations attributable to W. P. Carey	$ 1.85	$ 3.78	$ 2.11
Loss from discontinued operations attributable to W. P. Carey	$ (0.57)	$ (0.36)	$ (0.25)
Net income attributable to W. P. Carey	$ 1.28	$ 3.42	$ 1.86
Weighted Average Shares Outstanding
Basic	47,389,460	39,819,475	39,514,746
Diluted	48,078,474	40,098,095	40,007,894
Amounts Attributable to W. P. Carey
Income from continuing operations, net of tax	89,735	154,003	84,202
Loss from discontinued operations, net of tax	(27,603)	(14,924)	(10,230)
Net income	$ 62,132	$ 139,079	$ 73,972